Equity-accounted Investments - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 9,617,000	$ 2,767,000	$ 3,432,000
Increase (Decrease) in Notes Receivable, Related Parties		380,000	2,500,000	3,900,000
Investment in and loan to equity-accounted investment (note 5)		$ 0	15,998,000
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Increase (Decrease) in Notes Receivable, Related Parties	$ 400,000
Proceeds from equity method investment, gross distributions		$ 25,600,000
Proceeds from equity method investment, net distributions	25,200,000
Gain on distribution from equity accounted investment	8,300,000	8,300,000
Investment in and loan to equity-accounted investment (note 5)	$ 16,900,000	0
Equity Method Investment, Other-than-Temporary Impairment					$ 11,600,000
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		1,300,000	2,800,000	$ 3,400,000
Investment in and loan to equity-accounted investment (note 5)		$ 0	$ 16,000,000.0
Teekay Tankers | High-Q Joint Venture | VLCC
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		1